STOCK OPTIONS (Details Textual)	1 Months Ended	3 Months Ended		9 Months Ended				12 Months Ended
	Feb. 17, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CAD / shares	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 CAD / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,925,707		3,925,707
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options		10,800,000		10,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum					8.00%
Minimum Offering Amount | $					$ 6,000,000
Stock Issued During Period, Value, Share-based Compensation, Gross | $				$ 1,695,919
Employee Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								416,667
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | (per share)								$ 0.52	CAD 0.60
Stock Issued During Period, Value, Share-based Compensation, Gross | $								$ 106,185
Employee Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					209,000
Stock Issued During Period, Value, Share-based Compensation, Gross | $					$ 153,348
Stock Issued During Period, Shares, Share-based Compensation, Forfeited					40,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total | $					$ 112,573
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | (per share)					$ 0.52	CAD 0.60
Employee Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures, Total | $					$ 719,835
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Gross Addition					945,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | (per share)					$ 0.77	0.90
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		531,606		531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $				$ 230,930
Allocated Share-based Compensation Expense | $		$ 19,375	$ 8,454	$ 112,400			$ 44,782
April issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				104,853
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value | $				$ 118,957
Allocated Share-based Compensation Expense | $		4,040	$ 5,096	$ 49,950			$ 25,897
June issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				104,853
Employees and Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					125,824
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.165
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1					7 years
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1					7 years
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares					$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1					7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $				$ 1,259,487
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	314,560				84,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				52,428
Allocated Share-based Compensation Expense | $		$ 3,309		$ 63,759
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $	$ 136,613
Stock Issued During Period, Value, Share-based Compensation, Gross | $					$ 61,142
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | (per share)					$ 0.77	CAD 0.90